FINANCIAL INSTRUMENTS - Investments (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets and liabilities [Line Items]
Assets	$ 6,359,836	$ 4,367,806
Marketable securities | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	118,126	118,243
Securities owned, at market | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	15,249	20,169
Investments | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	133,375	138,412
Level 1 | Marketable securities | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	37,193	40,587
Level 1 | Securities owned, at market | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	15,249	20,169
Level 1 | Investments | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	52,442	60,756
Level 2 | Marketable securities | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	77,278	74,003
Level 2 | Securities owned, at market | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	0	0
Level 2 | Investments | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	77,278	74,003
Level 3 | Marketable securities | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	3,655	3,653
Level 3 | Securities owned, at market | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	0	0
Level 3 | Investments | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	$ 3,655	$ 3,653